Income taxes - Unrecognized tax benefit and LAT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefit
Balance at January 1	$ 101,198,970	$ 73,605,084	$ 45,939,234
Additions for tax positions of current year	29,025,853	26,350,344	14,547,590
Reclassification from prior year tax payable	0	14,361,802	13,118,260
Reductions for tax positions of prior years	0	(13,118,260)	0
Movement in current year due to foreign exchange rate fluctuation	336,085	0	0
Balance at December 31	130,560,908	101,198,970	73,605,084
Unrecognized Tax Benefits, Interest on Income Taxes Expense	25,287,932	23,871,685	12,713,235
Unrecognized tax benefits, Late payment interest	3,128,988	2,478,659	1,834,355
Unrecognized tax benefits, investment loss deduction claim		13,678,371	12,793,498
Unrecognized tax benefits, Late payment interests from prior period	608,933	683,431	$ 324,762
Unrecognized tax benefits	$ 13,678,371	$ 13,678,371
Minimum [Member]
Unrecognized tax benefit
LAT Progressive Rate	30.00%
Maximum [Member]
Unrecognized tax benefit
LAT Progressive Rate	60.00%